FINANCIAL INFORMATION OF PARENT COMPANY (Narrative) (Details)	12 Months Ended
Dec. 31, 2021
Foreign Currency Exchange Rate Weighted Average Translation Rate	6.3726
Parent Company [Member]
Foreign Currency Exchange Rate Weighted Average Translation Rate	6.3726